Accrued Expenses - Schedule (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Accrued Expenses [Abstract]
Accrued voyage expenses	$ 1,273	$ 499
Accrued loan interest	9,356	9,046
Accrued legal and professional fees	765	2,440
Total accrued expenses	$ 11,394	$ 11,985